Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS [Abstract]
September 30, 2019	$ 34,840
September 30, 2020	73,216
September 30, 2021	56,817
September 30, 2022	1,426,583
September 30, 2023	33,042
September 30, 2024 and thereafter	4,087
Total	$ 1,628,585	$ 1,717,768	$ 1,675,415
2019		35,988
2020		33,326
2021		71,454
2022		154,825
2023		1,414,638
2024 and thereafter		$ 7,537